Share-based payments	12 Months Ended
Dec. 31, 2025
Share-based payments
Share-based payments

28.Share-based payments

28.1 Employee share-based payments

Omnibus employee share-based payment scheme

Between February 4, 2022, and February 7, 2022, a total of 1,147,500 awards, of which 237,060 awards have been forfeited due to employee leavers, were issued as part of the new Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprises:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on October 15, 2022, 2023, and 2024.
●	Performance stock units (“PSU”), part with an Adjusted Levered Free Cash Flow (“ALFCF”) target and part with a cumulative total shareholder return (“TSR”) target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 Share-based Payment (“IFRS 2”) valuations.

The PSUs with a cumulative TSR target include a vesting period up to October 15, 2024. The PSUs with an ALFCF target include a vesting period up to December 31, 2024.

At the end of the vesting period for the PSUs with the cumulative TSR target, this target was not met and all awards were forfeited. However, the share-based payment charge will not be reversed for these forfeiture awards, as the market condition was not met.

On June 9, 2022, a total of 1,700,446 awards, of which 110,025 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprises:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 31, 2023, 2024, and 2025.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative TSR target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period up to December 31, 2024. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 31, 2025.

On October 14, 2022, a total of 94,876 awards were issued as part of the existing Omnibus employee share-based payment plan. The plan was deemed to be equity settled and comprised of Restricted stock units (“RSU”) which do not include performance conditions. The plan was set to vest in three equal portions on June 1, 2023, 2024, and 2025, but due to employee leavers, the final vesting was accelerated and settlement took place in 2024.

On May 25, 2023, a total of 2,132,134 awards, of which 175,564 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprises:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on April 6, 2024, 2025, and 2026.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative TSR. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to April 6, 2026.

On May 16, 2024, a total of 6,339,851 awards, of which 286,113 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprises:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 15, 2025, 2026 and 2027.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative total shareholder return target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 15, 2027.

On May 22, 2025, a total of 5,999,083 awards, of which 97,424 awards have been forfeited due to employee leavers, were issued as part of the existing Omnibus employee share-based payment plan. The plan will be deemed equity settled and comprises:

●	Restricted stock units (“RSU”), which do not include performance conditions and vest in three equal portions on March 15, 2026, 2027 and 2028.
●	Performance stock units (“PSU”), part with an ALFCF target and part with a cumulative total shareholder return target. The ALFCF target is a non-market-based performance condition, assessed annually over a three-year period. The cumulative TSR target is market-based, was valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to March 18, 2028.

Total charge included in the consolidated statement of loss and other comprehensive income is as follows:

	2025	2024	2023
	$’m	$’m	$’m

Administrative expenses	29.1	27.8	13.3

(a)Movements in the number of share awards outstanding

	2025	2024
	Omnibus	Omnibus
	plan	plan
	000’s	000’s

Authorized	15,263	10,470

Issued
At January 1	9,264	4,130
Issued	6,255	6,340
Forfeited	(371)	(321)
Exercised during the year	(2,338)	(885)
At December 31	12,810	9,264

(b) The valuation assumptions used to carry out the valuation of the scheme

Valuation assumptions - Omnibus employee share-based payment scheme

The Omnibus awards issued were valued at $75.0 million at issue using a share price assumption within a range of $3.39 - $9.55 depending on the grant date. The fair value of the RSUs and PSUs with non-market conditions determined using share price at grant date at issue amounted to $21.3 million and $35.0 million respectively while the fair value of the PSUs with market conditions determined using the Monte Carlo model amounted to $18.6 million. At December 31, 2025, a forfeiture rate range of 6.8% to 10.7% was assumed resulting in an expected charge over the remaining term of the awards of $30.1 million. Volatility within a range of 50.91% and 59.75% was determined by calculating the observed historical volatilities over the end of the performance period of the grants. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and no dividends are planned to be paid in the near future.

(c)Weighted-average remaining contractual life

The weighted-average remaining contractual life in the table as follows is simply the period of time from the year end date to the expiry date of each of the awards.

	2025		2024
	Weighted	Number of	Weighted	Number of
	average	awards in force	average	awards in force
	remaining	at year end	remaining	at year end
	contractual life(a)		contractual life(a)
Year of grant
2022	—	—	0.26	1,266,575
2023	0.21	1,529,822	1.16	1,734,542
2024	1.02	5,378,118	1.86	6,263,368
2025	1.93	5,901,659	—	—
		12,809,599		9,264,485
(a)	The contractual remaining life has been determined using vesting dates as all awards are expected to be exercised on vesting date.

28.2 Other share-based payments

B-BBEE Transaction

In December 2024, the Group received clearance from the Competition Commission of South Africa for the subscription of 30% of the shares in its subsidiary, IHS South Africa Holding Proprietary Limited (“IHS South Africa”) by SA Tower Holdings Proprietary Limited (“SATH”), a consortium of B-BBEE parties. The transaction completed in January 2025 and forms part of our B-BBEE compliance. Consideration for the shares is funded through a notional vendor loan arrangement, whereby the loan can be reduced by future dividends due to SATH as a minority shareholder.

The agreement to provide shares at a fixed amount, settled in the future through notional vendor financing is accounted for together as an equity-settled share based payment arrangement under IFRS 2. As there were no vesting conditions, the fair value of the award of $7.6 million was expensed in full in 2024 at the grant date, which was determined to be the date of clearance by the Competition Commission of South Africa. The grant date was the date of this approval as both parties also had a shared understanding of the terms and conditions of the agreement. The expense is recognized within Administrative expenses.